File Nos. 33-86464
                                                                     811-8862
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF 1933              [ ]
     Pre-Effective  Amendment  No.                                         [ ]
     Post-Effective  Amendment  No.    4                                   [X]

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT OF 1940      [ ]
     Amendment  No.        7                                               [X]

                        (Check appropriate box or boxes.)

     AGA  Separate  Account  A
     ___________________________
     (Exact  Name  of  Registrant)

     American General Annuity Insurance  Company
     ________________________________________
     (Name  of  Depositor)

     5555  San  Felipe,  Suite  900,  Houston, Texas                     77056
     ____________________________________________________           __________
     (Address  of  Depositor's Principal Executive Offices)         (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code          (713) 888-7800

     Name  and  Address  of  Agent  for  Service
          Beverli J. Lee, Associate General Counsel
          American General Annuity Insurance  Company
          5555  San  Felipe,  Suite  900
          Houston,  Texas    77056

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT    06881
          (203)  226-7866

It  is  proposed  that  this  filing  will  become  effective:

_____    immediately  upon  filing  pursuant  to  paragraph  (b)  of  Rule 485
__X__    on June 1, 1998 pursuant  to  paragraph  (b) of  Rule  485
_____    60 days  after  filing  pursuant  to  paragraph  (a)(1)  of Rule 485
_____    on (date) pursuant  to  paragraph  (a)(1)  of  Rule  485

If  appropriate,  check  the  following  box:

__X___    this  post-effective  amendment designates a new effective date for a previously  filed  post-effective  amendment.


Title of Securities Registered:
             Individual Variable Annuity Contracts




                              CROSS REFERENCE SHEET
                             (required by Rule 495)
Item  No.                                     Location
--------                                     --------

                             PART A

Item 1.   Cover Page                          Cover Page

Item 2.   Definitions                         Definitions

Item 3.   Synopsis                            Highlights

Item 4.   Condensed Financial Information     Condensed Financial
- - -                                             Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies  The Company; The
                                              Separate Account;
                                              AGA Series Trust

Item 6.   Deductions and Expenses             Charges and Deductions

Item 7.   General Description of Variable
          Annuity Contracts                   The Contracts

Item 8.   Annuity Period                      Annuity Provisions

Item 9.   Death Benefit.                      Proceeds Payable on
                                              Death

Item 10.  Purchases and Contract Value        Purchase Payments and
                                              Contract Value

Item 11.  Redemptions                         Withdrawals

Item 12.  Taxes                               Federal Tax Status

Item 13.  Legal Proceedings                   Legal Proceedings

Item 14.  Table of Contents of the Statement
          of Additional Information           Table of Contents of the
                                              Statement of Additional
                                              Information



                         CROSS REFERENCE SHEET (CONT'D)
                             (required by Rule 495)
Item  No.                                       Location
--------                                        --------
                              PART  B
Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents                     Table of Contents

Item 17.  General Information and History       The Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distributor

Item 21.  Calculation of Performance Data       Performance Information

Item 22.  Annuity Payments                      Annuity Provisions

Item 23.  Financial Statements                  Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


PARTS A, B AND C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 3 TO FORM N-4 ON MARCH 2, 1998 AND ARE INCORPORATED HEREIN BY REFERENCE.





                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 1998.

                    AGA  SEPARATE  ACCOUNT  A
                    --------------------------
                          Registrant

          By:    AMERICAN GENERAL ANNUITY  INSURANCE  COMPANY
          --------------------------------------------------


          By: /S/ BEVERLI LEE
          ------------------------------



          By:    AMERICAN GENERAL ANNUITY  INSURANCE  COMPANY
          --------------------------------------------------
          Depositor


          By: /S/ BEVERLI LEE
          ---------------------------------------



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                             Senior Chairman of the Board and
-------------------------    Director                                 -------
James S. D'Agostino, Jr.                                               Date

                             Vice Chairman of the Board and
----------------------       Director                                 -------
Jon P. Newton                                                          Date

ROBERT M. DEVLIN*                                                     4-30-98
------------------------     Director                                  -----
Robert M. Devlin                                                       Date

THOMAS L. WEST, JR.*         Chairman of the Board, Director and      4-30-98
-------------------------    Chief Executive Officer                  -------
Thomas L. West, Jr.                                                    Date

CRAIG R. RODBY*              Vice Chairman of the Board, Director      4-30-98
-------------------------    and Chief Financial Officer              -------
Craig R. Rodby                                                         Date

JOHN A. GRAF*                President and Director                    4-30-98
-------------------------                                             -------
John A. Graf                                                           Date


-------------------------    Executive Vice President and Director    -------
Bruce R. Abrams                                                        Date

MICHAEL G. ATNIP*                                                       4-30-98
-------------------------   Executive Vice President and Director     -------
Michael G. Atnip                                                       Date


-------------------------    Executive Vice President and Director     -------
Joe C. Osborne                                                          Date

PATRICK E. GRADY*                                                       4-30-98
-------------------------    Senior Vice President, Treasurer and      -------
Patrick E. Grady             Director                                   Date

BRENT C. NELSON*                                                        4-30-98
-------------------------    Senior Vice President, Controller and      ------
Brent C. Nelson              Director                                    Date

RICHARD W. SCOTT*                                                        4-30-98
-------------------------    Vice President, Chief Investment Officer    -----
Richard W. Scott             and Director                                 Date

                                  * By Power of Attorney


                                  By: /S/ CYNTHIA A. TOLES
                                     ---------------------------------------
                                     Cynthia A. Toles


                             POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 16 day of April, 1998.


                                          /s/JAMES S. D'AGOSTINO, JR.
                                          -------------------------------
                                          James S. D'Agostino, Jr.

In the Presence of:


/s/signature illegible
----------------------------------




                             POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 16th day of April, 1998.


                                          /s/JON P. NEWTON
                                          -------------------------------
                                          Jon P. Newton

In the Presence of:


/s/signature illegible
----------------------------------



                             POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 13 day of April, 1998.


                                          /s/THOMAS L. WEST, JR.
                                          -------------------------------
                                          Thomas L. West, Jr.

In the Presence of:


/s/LORI LAKE
----------------------------------



                             POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 1st day of April, 1998.


                                          /s/CRAIG R. RODBY
                                          -------------------------------
                                          Craig R. Rodby

In the Presence of:


/s/BRANDEE STANDLEY
----------------------------------



                             POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 1st day of April, 1998.


                                          /s/JOHN A. GRAF
                                          -------------------------------
                                          John A. Graf

In the Presence of:


/s/DEBRA M. GREEN
----------------------------------



                             POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 1st day of April, 1998.


                                          /s/BRUCE R. ABRAMS
                                          -------------------------------
                                          Bruce R. Abrams

In the Presence of:


/s/DEBRA M. GREEN
----------------------------------



                             POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 5th day of April, 1998.


                                          /s/MICHAEL G. ATNIP
                                          -------------------------------
                                          Michael G. Atnip

In the Presence of:


/s/signature illegible
----------------------------------

                               POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 7th day of April, 1998.


                                          /s/JOE C. OSBORNE
                                          -------------------------------
                                          Joe C. Osborne

In the Presence of:


/s/ROBIN SELLERS
----------------------------------



                             POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 1 day of April, 1998.


                                          /s/PATRICK E. GRADY
                                          -------------------------------
                                          Patrick E. Grady

In the Presence of:


/s/signature illegible
----------------------------------

                               POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 1st day of April, 1998.


                                          /s/BRENT C. NELSON
                                          -------------------------------
                                          Brent C. Nelson

In the Presence of:


/s/signature illegible
----------------------------------



                             POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 16th day of April, 1998.


                                          /s/RICHARD W. SCOTT
                                          -------------------------------
                                          Richard W. Scott

In the Presence of:


/s/signature illegible
----------------------------------



                             POWER OF ATTORNEY



     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, an officer and/or director of American General Annuity Insurance Company, a life insurance corporation organized and existing under Chapter 3 of the Texas Insurance Code, does hereby constitute and appoint James S. D'Agostino, Jr., Thomas L. West, Jr. and Cynthia A. Toles, and each of them, with full power of substitution as his true and lawful attorney and agent, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable;

     (i) to enable the said corporation to comply with the Securities Act of 1933, as amended, and any rules, regulations and requirements of the Securities and Exchange Commission in respect thereof, in connection with the registration under the said Securities Act of variable annuity contracts of the said corporation, interests under benefit plans for employees and agents and managers of said corporation and of its affiliates, and the variable annuity contracts of the said corporation with respect to such benefit plans (hereinafter collectively called "AGAIC Securities"), including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as officer and/or director of the said corporation to a registration statement or to any amendment thereto filed with the Securities and Exchange Commission in respect to said AGAIC Securities and to any instrument or document filed as a part of, as an exhibit to or in connection with, said registration statement or amendment; and

     (ii) to register or qualify said AGAIC Securities for sale and to register or license said corporation or any subsidiary thereof as a broker or dealer in said AGAIC Securities under the securities or Blue Sky Laws of all such states as may be necessary or appropriate to permit therein the offering and sale of said AGAIC Securities as contemplated by said registration statement, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for and on behalf of the undersigned the name of the undersigned as an officer and/or director of said corporation to any application, statement, petition, prospectus, notice or other instrument or document, or to any amendment thereto, or to any exhibit filed as a part thereto or in connection therewith, which is required to be signed by the undersigned and to be filed with the public authority or authorities administering said securities or Blue Sky
Laws for the purpose of so registering or qualifying said AGAIC Securities or registering or licensing said corporation;

and the undersigned does hereby ratify and confirm as his own act and deed all that said attorney and agent shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed these presents this 16 day of April, 1998.


                                          /s/ROBERT M. DEVLIN
                                          -------------------------------
                                          Robert M. Devlin

In the Presence of:


/s/PAM YOUNG
----------------------------------